AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

June 30, 2021 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.0%
ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),*	02/27/2015	(c)	$0
AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	12,863,989
AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	2,447,111
APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	5,893,596
APIA Graitec FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	6,017,647
APIA Odigo FPCI (Information Technology) (France)(a),(b),*	12/22/2020	(c)	3,389,166
Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	8,031,596
Armis Investors Holdings, L.P. (Information Technology)(a),(b),*	02/03/2020	(c)	4,249,131
CB Ignite Holdings, LLC (Consumer Discretionary)(a),(b),*	08/12/2016	(c)	1,557,139
Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,709,006
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	35	596,091
Digital Bridge U.S. Tower Holdings, LLC (Communication Services)(a),(b),*	11/03/2014	50	801,667
ECI 11 FP Limited (Information Technology) (United Kingdom)(a),(b),*	06/07/2021	(c)	6,966,623
Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018	(c)	1,737,749
EQT Deck Co-Investment Limited Partnership (Industrials)(a),*	02/03/2017	(c)	514,162
ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429	2,031,589
Golden Aggregator, L.P. (Information Technology)(a),(b)	06/28/2021	(c)	15,000,000
H&F Flashdance Partners I, L.P. (Financials)*	07/16/2018	(c)	1,144,695
Help HP SCF Investor, LP (Information Technology)(a),(b),*	05/12/2021	(c)	7,797,897
Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	5,000,593

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.0% (continued)
Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	$3,952,791
Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	4,310,454
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	7,837,591
HT Global Co-investment, L.P.2 (Information Technology) (India)(a),*	12/30/2020	(c)	3,450,037
Hygee International SARL (Materials) (France)(a),(b),*	12/17/2020	(c)	4,689,256
Incline A Aviation Co-Investment Fund (Industrials)(b),*	05/15/2020	(c)	1,447,048
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(b),*	06/26/2018	(c)	1,910,548
Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	11,017,551
ISH Co-Invest Aggregator, L.P. (Information Technology)(a),(b),*	05/06/2021	(c)	5,576,044
IVP XI Celestial Co-Invest LP (Industrials)(a),(b),*	06/04/2021	(c)	8,416,154
JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	2,241,666
LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	2,698,951
Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	5,799,449
Mercury Co-Investment Fund 2, LP (Healthcare)(a),*	12/20/2019	(c)	1,036,814
Oak HC/FT TB SPV B, LLC (Information Technology)(a),(b),*	07/20/2018	(c)	13,542
Ocean Alliance III, L.P. (Communication Services) (China)(a),*	09/04/2020	(c)	6,006,277
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	9,330,768
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	328,441
Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	1,366,848
RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	6,064,165
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	8,294,545

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.0% (continued)
SDA Investors Group, LLC - Class A (Healthcare)(a),(b),*	08/03/2017	(c)	$3,458,050
SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(b),*	03/26/2019	(c)	1,446,778
SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	1,542,566
T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	1,089,010
T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	4,331,135
TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	3,040,266
TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	4,628,126
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),*	02/26/2019	(c)	8,670,589
TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	908,819
TVG-I-E-AEG Holdings (Consumer Discretionary)*	01/27/2017	(c)	3,729,429
Vistria AP Investment LLC (Consumer Discretionary)(a),(b),*	12/12/2019	(c)	2,675,879
WP Triton Investment, L.P. (Communication Services) (United Kingdom)(a),*	12/10/2019	(c)	2,914,921
WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	261,770
Total Co-Investments			223,235,725
Primary Private Investment Funds - 1.7%
Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	2,533,089
Banc Fund IX L.P.(a),*	01/19/2016	(c)	154,270
BroadRiver III, L.P.(a),*	03/27/2018	(c)	2,698,474
Calera Capital Partners V L.P.(a),*	04/25/2016	(c)	91,237
GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	988,074
Incline Aviation Fund II(b),*	05/07/2021	(c)	997,689
Incline Aviation I(b),*	03/09/2017	(c)	1,237,627
Total Primary Private Investment Funds			8,700,460

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 31.6%
1901 Partners LP(a),*	07/16/2015	(c)	$77,967
3i Venice SCSp (United Kingdom)(a),*	01/15/2020	(c)	7,607,861
Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	7,409,418
ABRY Heritage Partners, L.P.(d),*	03/31/2021	(c)	279,361
ABRY Partners IX, L.P.(d),*	03/31/2021	(c)	967,191
ABRY Partners VI, L.P.(a),(d),*	03/31/2021	(c)	16,356
ABRY Partners VII, L.P.(a),(d),*	03/31/2021	(c)	465,587
ABRY Partners VIII, L.P.(d),*	03/31/2021	(c)	681,904
ABRY Senior Equity II, L.P.(a),(d),*	03/31/2021	(c)	37,619
ABRY Senior Equity IV, L.P.(d),*	03/31/2021	(c)	382,219
ABRY Senior Equity V, L.P.(d),*	03/31/2021	(c)	1,519,529
Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c)	3,786,175
Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	2,999,864
Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	4,140,305
Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	1,065,202
Archer Capital GF Trust 2B (Australia)*	03/04/2020	(c)	1,435,483
Archer Capital Trust 5B (Australia)*	03/04/2020	(c)	912,512
Ares Corporate Opportunities Fund IV, L.P.*	04/13/2017	(c)	1,242,855
Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	3,480,651
Aztiq Fund I(a),*	05/13/2019	(c)	7,308,750
Banc Fund VIII L.P.(a),*	12/31/2015	(c)	35,606
CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	3,507,880
CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	3,184,135
Crescent Credit Opportunities Fund AIF, SCSp(a),*	06/02/2020	(c)	1,240,917
Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	4,031,855
Francisco Partners III, L.P.(a),*	01/05/2015	(c)	152,556

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 31.6% (continued)
Greenbriar Equity Fund III, L.P.(d),*	03/31/2021	(c)	$1,923,500
H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	196,680
Hellman & Friedman Capital Partners VII, L.P.*	10/01/2019	(c)	398,125
Icon Partners III, L.P.(a),(b),*	05/10/2021	(c)	7,549,543
Icon Partners IV, L.P.(a),(b),*	05/24/2021	(c)	15,237,500
Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	7,325,884
Insight Venture Partners IX, L.P.(a),*	01/02/2020	(c)	9,102,904
LEP Opportunities I, L.P.(a),(b),*	06/30/2021	(c)	12,743,779
MC Private Equity Partners I-A LP(a),(d),*	03/31/2021	(c)	6,680,822
Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	5,256,634
MIC Capital Partners III Parallel (Cayman) LP(b),*	04/14/2021	(c)	2,831,737
Oaktree Ports American Fund LP(a),*	05/01/2019	(c)	6,620,035
P-O Senior Loan Opportunity Fund L.P.*	09/08/2020	(c)	3,713,100
PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	5,991,425
Pennantpark Senior Credit Fund Cayman Levered Feeder, LP(b),*	06/29/2021	(c)	6,000,000
Providence Equity Partners VI, L.P.(a),*	12/12/2014	(c)	50,262
Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	116,730
Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	163,214
Samson Shield 2, L.P.(a),*	12/23/2020	(c)	437,214
Tene GPL Limited Partnership (Israel)(a),(b),*	06/23/2021	(c)	9,593,909
TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	4,280,565
TPG Partners V, L.P.*	10/31/2015	(c)	215
TPG Partners VI, L.P.*	10/31/2015	(c)	103,640
Total Secondary Private Investment Funds			164,287,175

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Short-Term Investments - 25.7%
Other Investment Companies - 25.7%
Dreyfus Government Cash Management Fund, Institutional Class, 0.03%(1)		44,054,888	$44,054,888
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.01%(1)		44,054,988	44,054,988
JPMorgan U.S. Government Money Market Fund, IM Class, 0.03%(1)		45,389,987	45,389,987
Total Other Investment Companies			133,499,863
Total Investments - 102.0% (cost $423,101,544)			529,723,223
Other Assets, less Liabilities - (2.0%)			(10,387,929)
Net Assets - 100.0%			$519,335,294

Cost of Investments by asset type is as follows:

Co-Investments	$145,472,110
Primary Private Investment Funds	8,359,994
Secondary Private Investment Funds	135,769,577
Short-Term Investments	133,499,863

Total	$423,101,544

(a)	Non-income producing.
(b)	The investment’s value was determined using significant unobservable inputs.
(c)	Investment does not issue shares.
(d)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Subsidiary Fund”), a wholly-owned subsidiary of the Master Fund.
(1)	Yield shown represents the June 30, 2021, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments. As of June 30, 2021, the aggregate cost of each investment restricted to resale was $500,000, $3,088,460, $1,383,560, $4,057,409, $3,335,836, $3,496,384, $4,023,888, $3,307,369, $1,295,640, $1,291,817, $208,816, $347,109, $7,296,935, $1,783,591, $367,521, $2,174,345, $15,000,000, $636,693, $7,797,897, $3,378,493, $3,033,908, $2,330,057, $2,537,113, $2,822,051, $4,699,631, $1,152,642, $1,884,368, $3,376,573, $5,576,044, $8,416,154, $2,188,775, $1,842,781, $4,065,782, $15,434, $11,615, $4,098,403, $1,157,906, $216,532, $871,611, $3,890,745, $4,979,070, $3,457,191, $1,094,360, $2,757,880, $196,441, $3,012,109, $3,393,333, $1,551, $966,025, $1,429,615, $434,236, $1,727,490, $2,799,759, $263,162, $2,304,585, $125,416, $2,602,848, $63,402, $1,079,628, $997,689, $1,186,426, $456,455, $4,354,226, $5,656,939, $220,731, $853,182, $18,788, $385,400, $741,937, $31,307, $302,206, $1,357,908, $2,939,096, $2,883,952, $3,464,530, $623,905, $1,032,590, $980,394, $1,613,460, $3,490,584, $3,979,504, $55,165, $3,599,106, $3,846,751, $979,550, $4,165,990, $111,887, $1,849,886, $138,660, $811,687, $7,549,543, $15,237,500, $2,817,958, $5,011,133, $12,743,779, $3,844,096, $3,554,349, $2,893,464, $3,197,709, $3,170,456, $4,788,435, $6,000,000, $134,275, $99,487, $132,175, $445,660, $9,593,909, $3,164,506, $34,419, and $410,948, respectively, totaling $289,601,681.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments

June 30, 2021 (unaudited)

The following table summarizes the inputs used to value AMG Pantheon Master Fund, LLC’s (the “Master Fund”) investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$73,760,351	$149,475,374	$223,235,725
Primary Private Investment Funds	—	—	2,235,316	6,465,144	8,700,460
Secondary Private Investment Funds	—	—	53,956,468	110,330,707	164,287,175
Short-Term Investments
Other Investment Companies	$133,499,863	—	—	—	133,499,863

Total Investments	$133,499,863	—	$129,952,135	$266,271,225	$529,723,223

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2021	$34,296,645	$1,125,000	$—	$35,421,645
Purchases	44,231,245	1,123,764	54,050,108	99,405,117
Sales & Distributions	(4,990,545)	(1,193)	(75,334)	(5,067,072)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain	3,400,544	—	43,421	3,443,965
Net change in unrealized appreciation/depreciation	(3,177,538)	(12,255)	(61,727)	(3,251,520)

Balance as of June 30, 2021	$73,760,351	$2,235,316	$53,956,468	$129,952,135

Net change in unrealized appreciation/depreciation on investments held at June 30, 2021	$(3,177,538)	$(12,255)	$(61,727)	$(3,251,520)

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2021. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2021	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)
Co-Investments	$48,019,391	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase
Co-Investments			Public Company Multiples:
		Market Comparables
	139,776		Revenue	21.60x-21.60x	21.60x	Increase

	14,902,132		EBITDA	7.60x-25.50x	12.63x	Increase

	559,103		Tower Cash Flow	28.50x-28.50x	28.50x	Increase

	139,776		Total Assets	3.60x-3.60x	3.60x	Increase
Co-Investments	5,773,703	Guideline Transactions Multiple	EBITDA	10.80x-19.20x	12.06x	Increase
Co-Investments	4,226,470	Discounted Cash Flows	Discount Rate	9.0%-20.0%	12.2%	Decrease

			Terminal Value	15.00x-15.00x	15.00x	Increase

			Terminal Growth Rate	23.4%-23.4%	23.4%	Increase
Primary Private Investment Funds	1,237,627	Discounted Cash Flows	Discount Rate	9.0%-9.0%	9.0%	Decrease
Primary Private Investment Funds	997,689	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase
Secondary Private Investment Funds	53,956,468	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Total	$129,952,135

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Board primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of the Investment Manager, who reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding investments fair valued by the Investment Manager, including a comparison with the prior month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

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Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of June 30, 2021, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$289,138,452	$52,239,759	1-10 years	Not Redeemable	N/A	N/A
Growth Equity (b)	$50,047,653	$3,333,144	1-6 years	Not Redeemable	N/A	N/A
Infrastructure (c)	$11,870,593	$1,473,990	1-6 years	Not Redeemable	N/A	N/A
Private Debt (d)	$28,694,421	$13,676,956	1-13 years	Not Redeemable	N/A	N/A
Real Assets (e)	$4,595,223	$2,602,088	1-13 years	Not Redeemable	N/A	N/A
Special Situations (f)	$11,877,018	$3,867,956	1-12 years	Not Redeemable	N/A	N/A

Total	$396,223,360	$77,193,863

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.